GOODWILL AND INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
GOODWILL AND INTANGIBLE ASSETS
Goodwill				$ 49,909	¥ 347,455
Intangible assets subject to amortization		¥ 2,175			197,365
Less: accumulated amortization		(122)			(44,519)
Total Intangible Assets, net		2,053			152,846
Amortization expenses	¥ 44,397	122	¥ 0
Estimated future amortization expense for intangible assets
2020					58,873
2021					36,456
2022					10,790
2023					8,873
2024					8,873
Trademark and internet domain name
GOODWILL AND INTANGIBLE ASSETS
Useful life	9 years
Intangible assets subject to amortization		¥ 2,175			80,365
Mobile application
GOODWILL AND INTANGIBLE ASSETS
Useful life	3 years
Intangible assets subject to amortization					23,000
Non-compete
GOODWILL AND INTANGIBLE ASSETS
Useful life	2 years
Intangible assets subject to amortization					10,000
Customer relationships
GOODWILL AND INTANGIBLE ASSETS
Useful life	2 years
Intangible assets subject to amortization					¥ 84,000